Interests in Resource Properties (Details) - CAD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Interests in Resource Properties
Interests in resource properties	$ 201,802	$ 254,706
Interest in an iron ore development project
Interests in Resource Properties
Interests in resource properties	201,802	206,439
Hydrocarbon development and production assets
Interests in Resource Properties
Interests in resource properties		31,260
Hydrocarbon Probable Reserves
Interests in Resource Properties
Interests in resource properties	0	12,367	$ 12,367
Hydrocarbon Undeveloped lands
Interests in Resource Properties
Interests in resource properties	$ 0	$ 4,640	$ 4,640